LOANS AND RECEIVABLES FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Receivables From Banks
Schedule of loans and receivables from banks

As of December 31, 2017 and 2016, loans and receivables from banks were as follows:

	As of December 31
	2017	2016
	MCh$	MCh$
Local Banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotal	—	—
Foreign Banks
Interbanks cash loans	862	59,393
Loans to foreign banks	13,875	27,618
Non-transferrable deposits with foreign banks	21,544	63,769
Allowances for loans losses	(208)	(212)
Subtotal	36,073	150,568
Banco Central of Chile
Deposits in the Central Bank of Chile	34,004	—
Subtotal	34,004	—
Total	70,077	150,568

Schedule of movement in the allowances for loan losses

The movement in the allowances for loan losses as of December 31, 2017 and 2016 was as follows:

		As of December 31, 2017
		Local Banks	Foreign Banks	Total
	Notes	MCh$	MCh$	MCh$
Balance as of January 1, 2017		—	(212)	(212)
Write-offs		—	—	—
Established provisions	27	—	(226)	(226)
Released provisions	27	—	209	209
Impairment		—	—	—
Exchange differences		—	21	21
Balances as of December 31, 2017		—	(208)	(208)

		As of December 31, 2016
		Local Banks	Foreign Banks	Total
	Notes	MCh$	MCh$	MCh$
Balance as of January 1, 2016		(17)	(53)	(70)
Write-offs		—	—	—
Established provisions	27	(29)	(278)	(307)
Integration Itaú Corpbanca		—	(120)	(120)
Released provisions	27	46	240	286
Impairment		—	—	—
Exchange differences		—	(1)	(1)
Balances as of December 31, 2016		—	(212)	(212)